UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3919

Name of Registrant:	Vanguard Star Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1:	Schedule of Investments

Vanguard STAR Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Funds (50.8%)
Vanguard Windsor II Fund Investor Shares	77,930,829	2,337,925
Vanguard Windsor Fund Investor Shares	84,872,694	1,274,788
Vanguard PRIMECAP Fund Investor Shares	14,407,583	987,640
Vanguard Morgan Growth Fund Investor Shares	54,680,856	972,225
Vanguard U.S. Growth Fund Investor Shares	53,662,745	957,880
Vanguard Explorer Fund Investor Shares	9,382,869	607,916

		7,138,374
International Stock Funds (12.5%)
Vanguard International Growth Fund Investor Shares	38,778,907	876,015
Vanguard International Value Fund	22,589,872	872,873

		1,748,888
Bond Funds (24.4%)
Vanguard GNMA Fund Investor Shares	164,359,129	1,720,840
Vanguard Long-Term Investment-Grade Fund Investor Shares	189,190,506	1,706,498

		3,427,338
Short-Term Bond Fund (12.2%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	159,725,786	1,720,247

Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 4.060%	19,464,595	19,465

Total Investment Companies
(Cost $11,444,042)		14,054,312

Other Assets and Liabilities-Net (0.0%)		(724)

Net Assets (100%)		14,053,588

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2008, the cost of investment securities for tax purposes was $11,444,042,000. Net unrealized appreciation of investment securities for tax purposes was $2,610,270,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Total International Stock Index Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Investment Companies (100.0%)

International Stock Funds
Vanguard European Stock Index Fund Investor Shares	405,409,843	14,655,566
Vanguard Pacific Stock Index Fund Investor Shares	542,876,913	6,563,382
Vanguard Emerging Markets Stock Index Fund Investor Shares	181,675,168	5,350,333

Total Investment Companies
(Cost $20,240,682)		26,569,281

Other Assets and Liabilities-Net (0.0%)		7,304

Net Assets (100%)		26,576,585

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2008, the cost of investment securities for tax purposes was $20,240,682,000. Net unrealized appreciation of investment securities for tax purposes was $6,328,599,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Growth Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Investment Companies (99.9%)

U.S. Stock Fund (50.4%)
Vanguard Total Stock Market Index Fund Investor Shares	140,363,879	4,661,485
International Stock Fund (14.6%)
Vanguard Total International Stock Index Fund	74,124,567	1,348,326
Balanced Fund (25.1%)
Vanguard Asset Allocation Fund Investor Shares	82,439,887	2,325,629
Bond Fund (9.8%)
Vanguard Total Bond Market Index Fund Investor Shares	87,715,765	903,472

Total Investment Companies
(Cost $7,176,608)		9,238,912

Other Assets and Liabilities-Net (0.1%)		6,650

Net Assets (100%)		9,245,562

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2008, the cost of investment securities for tax purposes was $7,176,608,000. Net unrealized appreciation of investment securities for tax purposes was $2,062,304,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Income Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Investment Companies (100.2%)

U.S. Stock Fund (5.1%)
Vanguard Total Stock Market Index Fund Investor Shares	2,955,612	98,156

Balanced Fund (25.5%)
Vanguard Asset Allocation Fund Investor Shares	17,246,651	486,528

Bond Fund (49.8%)
Vanguard Total Bond Market Index Fund Investor Shares	92,347,333	951,178

Short-Term Bond Fund (19.8%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	35,207,988	379,190

Total Investment Companies
(Cost $1,744,655)		1,915,052

Other Assets and Liabilities-Net (-0.2%)		(4,204)

Net Assets (100%)		1,910,848

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2008, the cost of investment securities for tax purposes was $1,744,655,000. Net unrealized appreciation of investment securities for tax purposes was $170,397,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Conservative Growth
Fund Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Investment Companies (100.1%)

U.S. Stock Fund (20.3%)
Vanguard Total Stock Market Index Fund Investor Shares	41,244,762	1,369,739

International Stock Fund (4.9%)
Vanguard Total International Stock Index Fund	18,164,012	330,403

Balanced Fund (25.1%)
Vanguard Asset Allocation Fund Investor Shares	60,055,211	1,694,158

Bond Fund (29.7%)
Vanguard Total Bond Market Index Fund Investor Shares	194,277,155	2,001,055

Short-Term Bond Fund (20.1%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	125,598,826	1,352,699

Total Investment Companies
(Cost $5,932,622)		6,748,054

Other Assets and Liabilities-Net (-0.1%)		(8,497)

Net Assets (100%)		6,739,557

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2008, the cost of investment securities for tax purposes was $5,932,622,000. Net unrealized appreciation of investment securities for tax purposes was $815,432,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Investment Companies (100.1%)

U.S. Stock Fund (35.4%)
Vanguard Total Stock Market Index Fund Investor Shares	112,616,652	3,739,999

International Stock Fund (9.8%)
Vanguard Total International Stock Index Fund	56,838,664	1,033,895

Balanced Fund (25.1%)
Vanguard Asset Allocation Fund Investor Shares	94,045,031	2,653,011

Bond Fund (29.8%)
Vanguard Total Bond Market Index Fund Investor Shares	305,928,572	3,151,064

Total Investment Companies
(Cost $8,609,349)		10,577,969

Other Assets and Liabilities-Net (-0.1%)		(6,971)

Net Assets (100%)		10,570,998

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2008, the cost of investment securities for tax purposes was $8,609,349,000. Net unrealized appreciation of investment securities for tax purposes was $1,968,620,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Developed Markets Index Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Investment Companies (100.0%)

International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	68,303,408	2,469,168
Vanguard Pacific Stock Index Fund Investor Shares	91,462,148	1,105,777

		3,574,945

Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 4.060%	941,622	942

Total Investment Companies
(Cost $2,785,206)		3,575,887

Other Assets and Liabilities-Net (0.0%)		845

Net Assets (100%)		3,576,732

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2008, the cost of investment securities for tax purposes was $2,785,206,000. Net unrealized appreciation of investment securities for tax purposes was $790,681,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase

Vanguard Institutional Developed Markets Index Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Investment Companies (99.9%)

International Stock Funds
Vanguard European Stock Index Fund Institutional Shares	83,522,673	3,022,686
Vanguard Pacific Stock Index Fund Institutional Shares	111,773,670	1,353,579

Total Investment Companies
(Cost $3,677,729)		4,376,265

Other Assets and Liabilities-Net (0.1%)		2,263

Net Assets (100%)		4,378,528

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2008, the cost of investment securities for tax purposes was $3,677,729,000. Net unrealized appreciation of investment securities for tax purposes was $698,536,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 17, 2008

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 17, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.